Digital Currencies (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of Digital Currencies [Abstract]
Schedule of holdings of digital currencies [Table Text Block]
	March 31, 2023	March 31, 2022
Bitcoin	$65,772,170	$117,669,390
Ethereum	-	52,301,707
Ethereum Classic	117,281	29,315
Other coins	9,998	-
Total	$65,899,449	$170,000,412

Schedule of continuity of digital currencies [Table Text Block]
Bitcoin	Amount	Number of coins
Digital assets, March 31, 2021	$18,858,987	322
Digital currency mined	109,289,154	2,368
Digital currency sold	(3,134,857)	(94)
Revaluation adjustment	(7,343,894)	-
Digital currencies, March 31, 2022	117,669,390	2,596
Digital currency mined	77,482,265	3,258
Digital currency sold	(70,996,517)	(3,522)
Revaluation adjustment	(58,382,968)	-
Digital currencies, March 31, 2023	$65,772,170	2,332

Ethereum	Amount	Number of coins
Digital assets, March 31, 2021	$38,640,733	20,041
Digital currency mined	97,854,252	31,840
Digital currency sold	(103,791,716)	(35,716)
Revaluation adjustment	19,598,438	-
Digital currencies, March 31, 2022	52,301,707	16,165
Digital currency mined	28,424,318	14,984
Digital currency sold	(68,257,041)	(31,149)
Revaluation adjustment	(12,468,984)	-
Digital currencies, March 31, 2023	$-	-

Ethereum Classic	Amount	Number of coins
Digital assets, March 31, 2021	$-	-
Digital currency mined	2,465,241	50,853
Digital assets received	751	-
Digital currency sold	(2,461,250)	(50,228)
Revaluation adjustment	24,573	-
Digital currencies, March 31, 2022	29,315	625
Digital currency mined	171,914	6,180
Digital currency sold	(45,317)	(1,087)
Revaluation adjustment	(38,631)	-
Digital currencies, March 31, 2023	$117,281	5,718